Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Revenues
Third party				$ 172,000
Related party			8,855	225,000
Total revenues			8,855	397,000
Operating Costs and Expenses
Wages and benefits	45,578	38,010	248,069	273,571
Audit and accounting	14,891	20,400	55,122	59,125
Legal fee	7,933	4,377	16,839	150,539
Other general and administrative	21,853	10,611	122,116	161,412
Total operating expenses	90,255	73,398	442,146	644,647
Loss from operations	(90,255)	(73,398)	(433,291)	(247,647)
Other income (expense)
Loss on extinguishment of debt				(8,189)
Gain on derivative liability	(1,199,371)	258,017	193,155	59,798
Interest expense	(53,046)	(16,331)	(152,633)	(20,746)
Net loss	$ (1,342,672)	$ 168,288	$ (392,769)	$ (216,784)
Net loss per share:
Basic	$ 0.00	$ 0
Diluted	$ 0.00	$ 0.00
Weighted average common shares outstanding:
Basic	1,876,000,763	542,780,633	819,739,016	430,329,627
Diluted	1,876,000,763	3,048,980,633	819,739,016	430,329,627